Property and Equipment - Summary of Completed Sales (Details) - Smart and DMPI [Member] ₱ in Millions	12 Months Ended
Dec. 31, 2025 PHP (₱) TelecomTower
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower	6,815
Cash Consideration	₱ 88,387
Gain on Sale and Leaseback	₱ 35,031
2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower	4,665
Cash Consideration	₱ 60,492
Gain on Sale and Leaseback	₱ 25,234
2023 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower	1,705
Cash Consideration	₱ 22,465
Gain on Sale and Leaseback	₱ 7,467
2024 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower	356
Cash Consideration	₱ 4,362
Gain on Sale and Leaseback	₱ 1,471
2025 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower	89
Cash Consideration	₱ 1,068
Gain on Sale and Leaseback	₱ 859